UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Tiger Consumer Management LLC

Address:    101 Park Avenue
            New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steve Tarrab
Title:      Chief Financial Officer
Phone:      (212) 984-2378

Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York            August 16, 2010
-----------------------    ----------------------------    ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:   $776,840
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F
                                                           June 30, 2010


COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COL 7        COLUMN 8

                                                          VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)  PRN AMT PRN CALL  DISCRETION   MNGRS  SOLE      SHARED  NONE
--------------                --------------   -----      -------  ------- --- ----  ----------   -----  ----      ------  ----
BEST BUY INC                  COM             086516101  34851     1029257 SH        SOLE                1029257   0       0
BRUNSWICK CORP                COM             117043109  25594     2059013 SH        SOLE                2059013   0       0
CARTER INC                    COM             146229109  27139     1033863 SH        SOLE                1033863   0       0
CATALYST HEALTH SOLUTIONS IN  COM             14888B103   9301      269597 SH        SOLE                 269597   0       0
CBL & ASSOC PPTYS INC         COM             124830100  30233     2430289 SH        SOLE                2430289   0       0
CHICOS FAS INC                COM             168615102  28531     2887802 SH        SOLE                2887802   0       0
COLLECTIVE BRANDS INC         COM             19421W100  19929     1261305 SH        SOLE                1261305   0       0
EBAY INC                      COM             278642103  28447     1450646 SH        SOLE                1450646   0       0
GAP INC DEL                   COM             364760108  33036     1697648 SH        SOLE                1697648   0       0
GUESS INC                     COM             401617105  34929     1118099 SH        SOLE                1118099   0       0
GYMBOREE CORP                 COM             403777105  32013      749537 SH        SOLE                 749537   0       0
HARMAN INTL INDS INC          COM             413086109  29030      971218 SH        SOLE                 971218   0       0
HERBALIFE LTD                 COM USD SHS     G4412G101  31484      683693 SH        SOLE                 683693   0       0
HOT TOPIC INC                 COM             441339108   4752      935349 SH        SOLE                 935349   0       0
KIRKLANDS INC                 COM             497498105   8356      495150 SH        SOLE                 495150   0       0
LIFE TIME FITNESS INC         COM             53217R207  19273      606256 SH        SOLE                 606256   0       0
LUMBER LIQUIDATORS HLDGS INC  COM             55003T107  19915      853613 SH        SOLE                 853613   0       0
MEDCO HEALTH SOLUTIONS INC    COM             58405U102  28063      509500 SH        SOLE                 509500   0       0
MENS WEARHOUSE INC            COM             587118100  26799     1459633 SH        SOLE                1459633   0       0
MEDIFAST INC                  COM             58470H101  14333      553191 SH        SOLE                 553191   0       0
NBTY INC                      COM             628782104  31931      938883 SH        SOLE                 938883   0       0
OFFICEMAX INC DEL             COM             67622P101  25353     1941270 SH        SOLE                1941270   0       0
PANTRY INC                    COM             698657103   8389      594570 SH        SOLE                 594570   0       0
QUIKSILVER INC                COM             74838C106   9845     2660845 SH        SOLE                2660845   0       0
RADIOSHACK CORP               COM             750438103  33828     1733886 SH        SOLE                1733886   0       0
RED ROBIN GOURMET BURGERS IN  COM             75689M101  13840      806534 SH        SOLE                 806534   0       0
ROSETTA STONE INC             COM             777780107   9654      420469 SH        SOLE                 420469   0       0
SIGNET JEWELERS LIMITED       SHS             G81276100  22709      825774 SH        SOLE                 825774   0       0
SONIC AUTOMOTIVE INC          CL A            83545G102  17820     2081757 SH        SOLE                2081757   0       0
STANLEY BLACK & DECKER INC    COM             854502101  28929      572632 SH        SOLE                 572632   0       0
TEXAS ROADHOUSE INC           COM             882681109  24209     1918343 SH        SOLE                1918343   0       0
TUESDAY MORNING CORP          COM NEW         899035505   8122     2035664 SH        SOLE                2035664   0       0
VOLCOM INC                    COM             92864N101   7988      430140 SH        SOLE                 430140   0       0
WEIGHT WATCHERS INTL INC NEW  COM             948626106  20578      801027 SH        SOLE                 801027   0       0
WYNDHAM WORLDWIDE CORP        COM             98310W108  27637     1372250 SH        SOLE                1372250   0       0

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